Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 27,218,260	$ 28,297,491
Total Accounts receivable	$ 27,218,260	$ 28,297,491